Related party disclosures (Tables)	3 Months Ended
Mar. 31, 2018
Related party disclosures
Schedule of compensation for key management personnel

	For the three months ended
	March 31,
	2018	2017
Short-term benefits(1)	$0.7	$0.8
Share-based payments(2)	0.5	1.8
	$1.2	$2.6
1	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.
2	Represents the expense of stock options, restricted share units earned and mark-to-market charges on deferred share units during the year.